RELATED PARTIES - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Remuneration paid to the Boards of Directors	$ 400,000	$ 0
Loans granted to key management	$ 0